Parenthetical Information - Significant accounting policies (Detail: Text Values)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Impact of the EU carve-out version of IAS 39 [Abstract]
Net revenues, significant accounting policies	€ 18
Profit before tax	18
Profit after tax	€ 12
Impact on CET 1 capital ratio (less than) in bps	1
Revision in estimate of contractual redemption payment from CLOs issued [Abstract]
Reduced interest expense due to refinement in the estimate of contractual cashflows	€ 45
Valuation adjustments for defined benefit pension plans [Abstract]
Increase in defined benefit obligation compared to December 31, 2019, recognized in OCI	20
Net pension liability for German pension plans	874	€ 1,355
Negative past service costs in connection with the inclusion of a lump-sum payment option to one of the German retirement benefit arrangements in PB	48
Compensation expense [Abstract]
Benefif due to change in estimation of the service period for certain compensation awards, approximately	105
Benefit due to the change in the ongoing rate of expense, approximately	€ 115